UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

					Tax-Free Fund For Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2004

     [Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH
                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

       ONE OF THE
AQUILA(SM) GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

  AQUILA(SM)
GROUP OF FUNDS

                             SERVING UTAH INVESTORS
                             FOR MORE THAN A DECADE

                                  TAX-FREE FUND
                                    FOR UTAH
                                   ----------

               380 MADISON AVENUE, SUITE 2300 o NEW YORK, NY 10017
                           800-437-1020 o 212-697-6666

     [Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                               SEMI-ANNUAL REPORT

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (unaudited)

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (17.3%)                                S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              CITY, COUNTY AND STATE (5.3%)
              American Fork City, Utah
$   610,000   5.00%, 12/01/14 FGIC Insured ............................      Aaa/NR        $     647,186
    645,000   5.00%, 12/01/15 FGIC Insured ............................      Aaa/NR              684,319
              Brian Head, Utah
    405,000   6.50%, 03/15/24 .........................................      NR/NR*              475,498
              Brian Head, Utah
    530,000   5.00%, 08/01/19 XLCA  Insured ...........................      Aaa/NR              568,303
              Cedar City, Utah Special Improvement District
                 Assessment
    235,000   5.05%, 09/01/10 .........................................      NR/NR*              244,830
    215,000   5.20%, 09/01/11 .........................................      NR/NR*              225,703
              Clearfield City, Utah
  2,095,000   5.125%, 02/01/18 MBIA Insured ...........................      Aaa/AAA           2,181,503
              Coral Canyon, Utah Special Service District
    580,000   5.70%, 07/15/18 .........................................      NR/NR*              604,093
              Hurricane, Utah
    295,000   5.40%, 11/01/09 Radian Insured ..........................      NR/AA               325,022
              St. George, Utah
    100,000   5.375%, 08/01/21 FGIC Insured  (pre-refunded) ...........      Aaa/AAA             108,605
              Salt Lake City, Utah
    120,000   5.75%, 06/15/17 (pre-refunded) ..........................      Aaa/NR              137,303
              Washington County, Utah
  1,250,000   5.00%, 10/01/22  MBIA Insured ...........................      Aaa/NR            1,321,337
                                                                                           -------------
              Total City, County and State                                                     7,523,702
                                                                                           -------------

              SCHOOL DISTRICT (12.0%)
              Alpine, Utah School District
    375,000   5.00%, 03/15/12  (pre-refunded) .........................      Aaa/NR              418,721
              Carbon County, Utah School District
    800,000   5.00%, 06/15/21 .........................................      Aaa/NR              840,856
              Dallas, Texas Independent School District
  2,500,000   5.00%, 8/15/29 ..........................................      Aaa/AAA           2,567,075
              Davis County, Utah School District
    575,000   5.00%, 06/01/15 .........................................      Aaa/NR              621,989
    250,000   5.10%, 06/01/16 .........................................      Aaa/NR              273,330
    675,000   5.15%, 06/01/17 .........................................      Aaa/NR              737,870
              Nebo, Utah School District
    440,000   5.50%, 07/01/11 .........................................      Aaa/AAA             491,982
  2,000,000   5.50%, 07/01/19 .........................................      Aaa/AAA           2,202,380

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (CONTINUED)                            S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              SCHOOL DISTRICT (CONTINUED)
              North Summit County, Utah School District
$   760,000   5.00%, 02/01/23 .........................................      Aaa/NR        $     803,806
    800,000   5.00%, 02/01/24 .........................................      Aaa/NR              840,336
              Rich County, Utah School District
    120,000   5.50%, 12/15/09 .........................................      NR/NR*              123,292
    100,000   5.60%, 12/15/10 .........................................      NR/NR*              102,076
              Salt Lake City, Utah School District
    265,000   5.00%, 03/01/21 .........................................      Aaa/NR              279,816
              Washington County, Utah
    440,000   5.00%,10/01/18 XLCA  Insured ............................      Aaa/NR              474,439
    465,000   5.00%,10/01/19 XLCA  Insured ............................      Aaa/NR              501,010
    490,000   5.00%,10/01/20 XLCA  Insured ............................      Aaa/NR              525,496
    510,000   5.00%,10/01/21 XLCA  Insured ............................      Aaa/NR              543,563
    535,000   5.00%,10/01/22 XLCA  Insured ............................      Aaa/NR              567,571
    565,000   5.00%,10/01/23 XLCA  Insured ............................      Aaa/NR              597,544
    320,000   5.00%,10/01/24 XLCA  Insured ............................      Aaa/NR              336,349
              Weber County, Utah School District
    750,000   5.00%, 06/15/18 .........................................      Aaa/NR              799,238
    825,000   5.00%, 06/15/20 .........................................      Aaa/NR              885,448
              Weber County, Utah School District Series B
  1,485,000   5.00%, 06/15/21 .........................................      Aaa/NR            1,560,839
                                                                                           -------------
              Total School District                                                           17,095,026
                                                                                           -------------
              Total General Obligation Bonds                                                  24,618,728
                                                                                           -------------
              REVENUE BONDS (80.3%)

              EDUCATION (11.5%)
              Laredo, Texas Independent School District Public
                 Facilty Corp.
    190,000   5.00%, 8/01/24 AMBAC Insured ............................      Aaa/AAA             196,988
              St. Joseph County, Indiana Educational Facilities
                 Revenue
    100,000   5.00%, 3/01/27 ..........................................      Aaa/NR              101,538
              Salt Lake County, Utah Westminster College Project
    115,000   5.05%, 10/01/10 .........................................      NR/BBB              122,859
    100,000   5.50%, 10/01/19 .........................................      NR/BBB              103,924
  1,000,000   5.75%, 10/01/27 .........................................      NR/BBB            1,037,240
              Southern Utah University Revenue
    375,000   6.30%, 06/01/16 .........................................      NR/NR*              389,366

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              EDUCATION (CONTINUED)
              University of Utah Revenue Refunding, (Biology
                 Research Facilities),
$   200,000   5.50%, 04/01/11 MBIA Insured ............................      Aaa/AAA       $     209,432
              Utah State Board Regents Dixie State College
    115,000   5.50%, 05/01/13 MBIA Insured ............................      Aaa/AAA             129,975
    120,000   5.50%, 05/01/14 MBIA Insured ............................      Aaa/AAA             135,626
    130,000   5.50%, 05/01/15 MBIA Insured ............................      Aaa/AAA             147,018
    400,000   5.10%, 05/01/21 MBIA Insured ............................      Aaa/AAA             423,244
              Utah State Board Regents Office Facility Revenue
    450,000   5.05%, 02/01/20 MBIA Insured ............................      Aaa/AAA             475,718
    360,000   5.125%, 02/01/22 MBIA Insured ...........................      Aaa/AAA             381,312
              Utah State Board Regents Salt Lake Community College
  1,260,000   5.50%, 06/01/16 FSA Insured .............................      Aaa/AAA           1,404,976
              Utah State Board Regents University Utah-Auxiliary
                 & Campus Revenue
    895,000   5.25%, 04/01/12  MBIA Insured ...........................      Aaa/AAA             979,345
  1,015,000   5.00%, 04/01/20  MBIA Insured ...........................      Aaa/AAA           1,053,753
              Utah State Board Regents University Utah Hospital
                 Revenue
  1,055,000   5.50%, 08/01/16 FSA Insured .............................      Aaa/AAA           1,177,897
  2,030,000   5.50%, 08/01/17 MBIA Insured ............................      Aaa/AAA           2,262,679
    905,000   5.00%, 05/01/19 AMBAC Insured ...........................      Aaa/AAA             965,834
  3,595,000   5.00%, 08/01/19 MBIA Insured ............................      Aaa/AAA           3,792,366
              Weber State University, Utah Revenue
    100,000   5.25%,04/01/24 FSA Insured ..............................       NR/AAA             106,402
              Weber State University, Utah Revenue Student
                 Facilities System Series A
    300,000   5.10%, 04/01/16 .........................................       NR/AA              323,718
    425,000   5.25%, 04/01/19 .........................................       NR/AA              464,746
                                                                                           -------------
              Total Education                                                                 16,385,956
                                                                                           -------------

              HEALTHCARE (2.5%)
              Murray City, Utah Hospital Revenue
    595,000   5.00%, 05/15/22  MBIA Insured ...........................      Aaa/AAA             608,518
              Salt Lake County, Utah Hospital Revenue - IHC
                 Hospitals, Inc.
    500,000   5.50%, 05/15/13  AMBAC Insured ..........................      Aaa/AAA             559,055

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              HEALTHCARE (CONTINUED)
              Utah County, Utah Hospital Revenue, IHC Health
                 Services
$ 1,935,000   5.25%, 08/15/21 MBIA Insured   ETM ......................      Aaa/AAA       $   2,033,917
              Utah State Board Regents Revenue University Utah
                 Hospital Revenue
    310,000   5.00%, 08/01/21 MBIA Insured ............................      Aaa/AAA             324,647
                                                                                           -------------
              Total Healthcare                                                                 3,526,137
                                                                                           -------------

              HOUSING (3.5%)
              Provo City, Utah Housing Authority
    500,000   5.80%, 07/20/22 GNMA Collateralized .....................      Aaa/NR              520,795
              Utah Housing Corporation Single Family Housing
     70,000   5.25%, 07/01/23 AMT .....................................      Aa2/AA               71,104
              Utah Housing Corporation Single Family Mortgage
    375,000   5.15%, 07/01/23   AMT ...................................      Aaa/AAA             378,773
              Utah State Housing Agency Housing Revenue
    155,000   5.65%, 07/01/27  AMT ....................................      Aa2/AA              160,437
              Utah State Housing Corporation Single Family
                 Housing Revenue
    950,000   5.125%, 07/01/24 AMT ....................................      Aa3/AA-             961,410
              Utah State Housing Finance Agency
     20,000   6.35%, 07/01/12  AMBAC Insured  AMT .....................      Aaa/AAA              20,102
     10,000   6.15%, 07/01/16 Senior Issue A-1 ........................      Aaa/AAA              10,290
    150,000   5.30%, 07/01/18  AMT ....................................      Aaa/AAA             153,603
    120,000   5.00%, 07/01/18  AMT ....................................      Aaa/AAA             122,422
    320,000   5.40%, 07/01/20  AMT ....................................      Aa2/AA              328,989
      5,000   6.60%, 07/01/11 Series E-1 ..............................       NR/AA                5,011
     25,000   6.35%, 07/01/11 Mezzanine Series G-1 ....................      AAA/NR               25,125
    205,000   5.65%, 07/01/16 Series 1994C ............................      Aaa/AAA             211,341
     80,000   5.40%, 07/01/16  AMT ....................................      Aa2/AA               81,372
    135,000   6.00%, 07/01/17  AMT ....................................      Aaa/AAA             138,999
    930,000   5.50%, 07/01/18  AMT ....................................      Aa3/AA-             969,376
    440,000   5.60%, 07/01/23  AMT ....................................      Aa2/AA              451,238
              West Jordan, Utah Multi-Family Housing
    360,000   6.80%, 01/01/15 FSA Insured .............................      Aaa/AAA             360,000
                                                                                           -------------
              Total Housing                                                                    4,970,387
                                                                                           -------------

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.5%)
              Sandy City, Utah Industrial Development, H Shirley
                 Wright Project,Refunding Bonds,
                 LOC Olympus Bank
$   250,000   6.125%, 08/01/16 ........................................      NR/AAA        $     253,332
              Utah County Environmental Improvement Revenue
    435,000   5.05%, 11/01/17 .........................................     Baa1/BBB+            476,560
                                                                                           -------------
              Total Industrial Development & Pollution Control                                   729,892
                                                                                           -------------
              LEASE (10.5%)
              Lehi, Utah Municipal Building Lease Revenue,
                 Building Revenue
  1,020,000   5.50%, 06/15/15 AMBAC Insured ...........................      Aaa/NR            1,154,303
              Murray City, Utah Municipal Building Revenue
    520,000   5.05%, 12/01/15 AMBAC Insured ...........................      Aaa/NR              562,749
              Salt Lake County, Utah Municipal Building
                 Authority, Lease Revenue
    400,000   5.00%, 10/01/11  MBIA Insured (pre-refunded) ............      Aaa/AAA             439,460
    100,000   5.40%, 10/01/19  (pre-refunded) .........................      Aa1/AA+             111,553
    320,000   5.40%, 10/15/19  AMBAC Insured ..........................      Aaa/AAA             352,797
  3,900,000   5.20%, 10/15/20  AMBAC Insured ..........................      Aaa/AAA           4,172,805
              Sandy City, Utah Municipal Building Authority
    700,000   5.60%, 06/15/15 AMBAC Insured ...........................      Aaa/NR              795,676
              Tooele City, Utah Municipal Building Lease Revenue
    250,000   5.60%, 12/01/15  AMBAC Insured ..........................      Aaa/AAA             279,075
              Utah County, Utah Municipal Building  Authority,
                 Lease Revenue
    120,000   5.50%, 11/01/16  AMBAC Insured ..........................      Aaa/NR              134,062
    240,000   5.50%, 11/01/17  AMBAC Insured ..........................      Aaa/NR              267,660
              Utah State Building Ownership Authority
  1,350,000   5.25%, 05/15/20  FSA Insured ............................      Aaa/AAA           1,476,684
  1,080,000   5.00%, 05/15/25 .........................................      Aa1/AA+           1,130,069
              Washington County - Saint George, Utah Interlocal
                 Agency Revenue
  1,000,000   5.125%, 12/01/17 AMBAC Insured ..........................       NR/AAA           1,060,660
    100,000   5.125%, 12/01/22 AMBAC Insured ..........................       NR/AAA             106,480
              Weber County, Utah Municipal Building Lease Revenue
  1,500,000   5.75%, 12/15/19 MBIA Insured ............................      Aaa/AAA           1,642,935

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              LEASE (CONTINUED)
              West Bountiful, Utah Courthouse Revenue
$   410,000   5.00%, 05/01/19 .........................................       NR/A-        $     446,396
              West Valley City, Utah
    865,000   5.00%, 08/01/21 AMBAC Insured ...........................      Aaa/AAA             911,182
                                                                                           -------------
              Total Lease                                                                     15,044,546
                                                                                           -------------
              TAX REVENUE (29.5%)
              Bluffdale, Utah Sales Tax Revenue
  2,110,000   5.50%, 08/01/23 .........................................       NR/NR*           2,233,963
              Bluffdale City, Utah Series 2004
    310,000   6.00%, 12/01/14 .........................................       NR/NR*             310,329
    330,000   6.00%, 12/01/15 .........................................       NR/NR*             330,350
    350,000   6.00%, 12/01/16 .........................................       NR/NR*             350,371
    370,000   6.00%, 12/01/17 .........................................       NR/NR*             370,392
    395,000   6.00%, 12/01/18 .........................................       NR/NR*             395,419
    420,000   6.00%, 12/01/19 .........................................       NR/NR*             420,445
    295,000   6.00%, 12/01/13 .........................................       NR/NR*             295,313
              Bountiful, Utah Special Improvement District
                 Special Assessment Revenue
    203,000   5.00%, 06/01/14 .........................................       NR/NR*             203,445
    213,000   5.15%, 06/01/15 .........................................       NR/NR*             214,012
    224,000   5.30%, 06/01/16 .........................................       NR/NR*             224,367
    236,000   5.50%, 06/01/17 .........................................       NR/NR*             238,525
    249,000   5.65%, 06/01/18 .........................................       NR/NR*             252,969
              Brian Head, Utah Special Service Improvement
                 District Revenue
    410,000   5.35%, 11/01/12 .........................................       NR/NR*             430,258
              Cache County, Utah Sales Tax Revenue
    500,000   5.00%, 12/15/14  FGIC Insured ...........................      Aaa/AAA             547,260
    670,000   5.00%, 12/15/16  FGIC Insured ...........................      Aaa/AAA             726,106
    600,000   5.00%, 12/15/17  FGIC Insured ...........................      Aaa/AAA             644,706
    510,000   5.00%, 12/15/18  FGIC Insured ...........................      Aaa/AAA             542,977
    830,000   5.00%, 12/15/19  FGIC Insured ...........................      Aaa/AAA             883,668
              Clearfield, Utah  Sales Tax Revenue
    590,000   5.00%, 07/01/18  FGIC Insured ...........................      Aaa/AAA             632,987
    620,000   5.00%, 07/01/19  FGIC Insured ...........................      Aaa/AAA             662,414
    650,000   5.00%, 07/01/20  FGIC Insured ...........................      Aaa/AAA             691,100

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              TAX REVENUE (CONTINUED)
              Coral Canyon, Utah Special Service District
$   110,000   5.00%, 07/15/13 .........................................       NR/NR*       $     114,411
    250,000   5.50%, 07/15/18 .........................................       NR/NR*             258,413
              Davis County, Utah Sales Tax Revenue
  1,470,000   5.15%, 10/01/18 AMBAC Insured ...........................       NR/AAA           1,589,967
              Jordanelle, Utah Special Service District
    186,000   5.00%, 11/15/14 .........................................       NR/NR*             188,792
    196,000   5.10%, 11/15/15 .........................................       NR/NR*             198,934
    206,000   5.20%, 11/15/16 .........................................       NR/NR*             208,499
    216,000   5.30%, 11/15/17 .........................................       NR/NR*             218,614
    228,000   5.40%, 11/15/18 .........................................       NR/NR*             230,752
    240,000   5.50%, 11/15/19 .........................................       NR/NR*             242,890
    253,000   5.60%, 11/15/20 .........................................       NR/NR*             255,864
    268,000   5.70%, 11/15/21 .........................................       NR/NR*             271,028
    283,000   5.80%, 11/15/22 .........................................       NR/NR*             286,189
    299,000   6.00%, 11/15/23 .........................................       NR/NR*             302,355
              Jordanelle, Utah Special Service Improvement District
    360,000   8.00%, 10/01/11 .........................................       NR/NR*             381,938
              Lehi, Utah Sales Tax
    610,000   5.00%, 06/01/21 FSA Insured .............................      Aaa/AAA             650,504
    790,000   5.00%, 06/01/24 FSA Insured .............................      Aaa/AAA             831,127
              Mountain Regional Water District, Utah Special
                 Assessment Revenue
  1,935,000   7.00%, 12/01/18 .........................................       NR/NR*           1,944,617
              Mountain Regional Water, Utah Special
                 Service District
  2,000,000   5.00%, 12/15/20  MBIA Insured ...........................      Aaa/AAA           2,132,060
              North Ogden, Utah Sales Tax Revenue
    195,000   5.00%, 11/01/24 XLCA Insured ............................       NR/AAA             204,237
              Orem, Utah Special Assessment Revenue
     96,000   5.00%, 08/01/15 .........................................       NR/NR*              98,053
    101,000   5.15%, 08/01/16 .........................................       NR/NR*             102,938
    106,000   5.30%, 08/01/17 .........................................       NR/NR*             108,540
    112,000   5.50%, 08/01/18 .........................................       NR/NR*             115,900
    118,000   5.65%, 08/01/19 .........................................       NR/NR*             122,883
              Pleasant Grove City, Utah Sales Tax Revenue
    410,000   5.25%, 12/01/17  MBIA Insured ...........................      Aaa/AAA             453,202

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              TAX REVENUE (CONTINUED)
              Salt Lake City, Utah Sales Tax Revenue
$   490,000   5.25%, 02/01/12 .........................................      NR/AAA        $     549,491
    265,000   5.25%, 02/01/13 .........................................      NR/AAA              294,701
  1,320,000   5.25%, 02/01/15 .........................................      NR/AAA            1,453,162
    100,000   5.25%, 02/01/17 .........................................      NR/AAA              108,980
              Salt Lake County, Utah Sales Tax Revenue
    955,000   5.00%, 2/01/21 XLCA Insured .............................      NR/AAA            1,024,495
  1,005,000   5.00%, 2/01/22 XLCA Insured .............................      NR/AAA            1,072,154
  1,060,000   5.00%, 2/01/23 XLCA Insured .............................      NR/AAA            1,124,554
  1,115,000   5.00%, 2/01/24 XLCA Insured .............................      NR/AAA            1,181,030
              Sandy City, Utah Sales Tax Revenue
    520,000   5.00%, 09/15/18  AMBAC Insured ..........................      NR/AAA              553,056
    605,000   5.00%, 09/15/20  AMBAC Insured ..........................      NR/AAA              640,175
              South Jordan, Utah Municipal Building
                 Authority Revenue
    290,000   5.375%,10/01/20 AMBAC Insured ...........................      NR/AAA              319,133
              South Jordan, Utah Sales Tax
    570,000   5.00%, 08/15/15 AMBAC Insured ...........................      Aaa/AAA             613,428
              South Jordan, Utah Special Assignment
  1,000,000   6.875%, 11/01/17 ........................................       NR/NR*           1,027,020
              South Weber City, Utah
    525,000   5.00%, 01/15/24 MBIA Insured ............................      Aaa/AAA             550,247
              Utah Water Finance Agency Revenue
    775,000   5.10%, 07/01/18 AMBAC Insured ...........................      Aaa/NR              827,630
    510,000   5.00%, 07/01/18 AMBAC Insured ...........................      Aaa/NR              545,267
    260,000   5.00%, 06/01/19 MBIA Insured ............................      Aaa/AAA             269,953
    685,000   5.00%, 07/01/19 AMBAC Insured ...........................      Aaa/NR              731,861
              Wasatch County, Utah Building Authority
    130,000   5.00%, 10/01/15 .........................................       A3/NR              136,852
    135,000   5.00%, 10/01/16 .........................................       A3/NR              142,217
              Wasatch County, Utah Sales Tax Revenue
    205,000   5.00%, 12/01/16  AMBAC Insured ..........................      Aaa/AAA             222,093
    210,000   5.00%, 12/01/17  AMBAC Insured ..........................      Aaa/AAA             225,578
    225,000   5.00%, 12/01/18  AMBAC Insured ..........................      Aaa/AAA             239,643
              Washington City, Utah Sales Tax Revenue
    680,000   5.25%, 11/15/17  AMBAC Insured ..........................      Aaa/AAA             750,870

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              TAX REVENUE (CONTINUED)
              Weber County Utah Sales Tax Revenue
$   385,000   5.00%, 07/01/23 AMBAC Insured ...........................      Aaa/NR        $     406,237
              West Valley City, Utah Sales Tax Revenue
    800,000   5.50%, 07/15/17  MBIA Insured ...........................      Aaa/AAA             888,696
    250,000   5.00%, 07/15/20 AMBAC Insured ...........................      Aaa/AAA             265,108
    180,000   5.00%, 07/15/21 MBIA Insured ............................      Aaa/AAA             188,984
  1,400,000   6.00%, 03/01/24 .........................................       NR/A-            1,478,386
              Woodland Hills, Utah Special Assessment Revenue
     93,000   5.50%, 08/01/09 .........................................       NR/NR*              95,564
    221,000   5.50%, 08/01/10 .........................................       NR/NR*             228,368
    233,000   5.50%, 08/01/11 .........................................       NR/NR*             242,092
    246,000   5.50%, 08/01/12 .........................................       NR/NR*             255,550
    261,000   5.50%, 08/01/13 .........................................       NR/NR*             271,289
                                                                                           -------------
              Total Tax Revenue                                                               42,037,947
                                                                                           -------------
              TRANSPORTATION (0.9%)
              Utah Transit Authority Sales Tax &
                 Transportation Revenue
  1,000,000   5.40%, 12/15/16 FSA Insured .............................      NR/AAA            1,083,970
    100,000   5.00%, 06/15/21 FSA Insured .............................      Aaa/AAA             105,908
    100,000   5.00%, 6/15/25 FSA Insured ..............................      Aaa/AAA             103,984
                                                                                           -------------
              Total Transportation                                                             1,293,862
                                                                                           -------------
              UTILITY (10.6%)
              Heber, Utah Electric Light & Power Co. Revenue
    500,000   5.00%,12/15/22  FSA Insured .............................      Aaa/NR              527,460
              Indianapolis, Indiana Gas Utility Revenue
    140,000   5.00%, 8/15/24 AMBAC Insured ............................      Aaa/AAA             144,607
              Intermountain Power Agency Utilities Light &
                 Power Service, Utah
    450,000   5.00%, 07/01/12 MBIA Insured  ETM .......................      Aaa/AAA             456,665
  1,470,000   5.25%, 07/01/15 MBIA Insured ............................      Aaa/AAA           1,607,401
     90,000   5.00%, 07/01/16 .........................................       A1/A+               93,371
    425,000   5.00%, 07/01/18 FSA Insured .............................      Aaa/AAA             454,389
  1,380,000   5.00%, 07/01/19 MBIA Insured ............................      Aaa/AAA           1,448,089
  2,415,000   5.00%, 07/01/21 .........................................       A1/A+            2,480,229
    445,000   5.00%, 07/01/23 FSA Insured .............................      Aaa/AAA             456,877
              Manti City, Utah Electric System Revenue
    603,000   5.75%, 02/01/17 .........................................       NR/NR*              626,222

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              UTILITY (CONTINUED)
              Murray City, Utah Utility Electric Revenue
$   400,000   5.625%, 06/01/18 AMBAC Insured ..........................      Aaa/NR        $     441,144
  1,340,000   5.00%, 6/01/25 AMBAC Insured ............................      Aaa/NR            1,406,598
              Salem, Utah Electric Revenue
    125,000   5.30%, 11/01/07 .........................................      NR/NR*              131,196
    130,000   5.35%, 11/01/08 .........................................      NR/NR*              139,056
    140,000   5.40%, 11/01/09 .........................................      NR/NR*              150,735
              Southern Utah Valley Power System Revenue
    210,000   5.25%, 09/15/13 MBIA Insured ............................      NR/AAA              235,043
    225,000   5.25%, 09/15/14 MBIA Insured ............................      NR/AAA              251,831
    235,000   5.25%, 09/15/15 MBIA Insured ............................      NR/AAA              261,513
    185,000   5.125%, 09/15/21 MBIA Insured ...........................      NR/AAA              197,519
              Springville, Utah Electric Revenue
    550,000   5.60%, 03/01/09 .........................................      Baa1/NR             594,281
              Utah Assessed Municipal Power System Revenue
    790,000   5.25%, 12/01/09 .........................................       NR/A-              862,964
  1,000,000   5.00%, 04/01/21  FSA Insured ............................      Aaa/AAA           1,057,310
              Washington, Utah Electric Revenue
    985,000   5.00%, 9/01/21 XLCA Insured .............................      Aaa/NR            1,045,361
                                                                                           -------------
              Total Utility                                                                   15,069,861
                                                                                           -------------
              WATER AND SEWER (10.8%)
              Ashley Valley, Utah
    230,000   9.50%, 01/01/08 AMBAC Insured ...........................      Aaa/AAA             249,111
              Eagle Mountain, Utah Water and Sewer
    750,000   5.80%, 11/15/16 ACA Insured .............................       NR/A               809,092
              Granger and Hunter, Utah Improvement District
                 Water and Sewer
    350,000   5.00%, 03/01/18 FSA Insured .............................      Aaa/NR              363,101
              Murray City, Utah Sewer and Water Revenue
    465,000   5.00%, 10/01/17  AMBAC Insured ..........................      Aaa/NR              502,544
    390,000   5.00%, 10/01/18  AMBAC Insured ..........................      Aaa/NR              417,608
    440,000   5.00%, 10/01/19  AMBAC Insured ..........................      Aaa/NR              470,813
              North Davis County, Utah Sewer District
  1,330,000   5.375%, 03/01/18 AMBAC Insured  (pre-refunded) ..........      Aaa/NR            1,514,551
  1,350,000   5.00%, 03/01/21 AMBAC Insured ...........................      Aaa/NR            1,434,483
    150,000   5.125%, 03/01/22  AMBAC Insured  (pre-refunded) .........      Aaa/NR              168,432
              Riverton, Utah Water Revenue
    100,000   5.35%, 09/01/15 FGIC Insured  (pre-refunded) ............      Aaa/NR              112,858

                                                                            RATING
    FACE                                                                    MOODY'S/
   AMOUNT     REVENUE BONDS (CONTINUED)                                       S&P              VALUE
------------  ---------------------------------------------------------    ---------       -------------
              WATER AND SEWER (CONTINUED)
              Salt Lake City, Utah Metropolitan Water Revenue
$ 1,200,000   5.375%, 07/01/24 AMBAC Insured (pre-refunded) ...........      Aaa/AAA       $   1,341,300
    125,000   5.375%, 07/01/29 AMBAC Insured (pre-refunded) ...........      Aaa/AAA             139,719
              Salt Lake City, Utah Water and Sewer Revenue
    500,000   5.75%, 02/01/13  AMBAC Insured ..........................      Aaa/AAA             501,305
    675,000   5.00%, 02/01/19 FSA Insured .............................      Aaa/AAA             723,789
    845,000   5.00%, 02/01/20 FSA Insured .............................      Aaa/AAA             901,446
              Salt Lake & Sandy, Utah Water District
  1,000,000   5.00%, 07/01/20 AMBAC Insured ...........................      Aaa/NR            1,069,340
              Spanish Fork City, Utah Water Revenue
    195,000   5.50%, 06/01/17 FSA Insured .............................      Aaa/NR              217,548
     55,000   5.50%, 06/01/17 FSA Insured (pre-refunded) ..............      Aaa/NR               63,085
              Utah Water Finance Agency Revenue
    100,000   5.00%, 06/01/14  MBIA Insured ...........................      Aaa/AAA             105,861
    200,000   5.25%, 07/01/16  AMBAC Insured ..........................      Aaa/NR              220,940
    250,000   5.375%, 09/01/17  AMBAC Insured .........................      Aaa/NR              278,800
    310,000   5.00%, 10/01/17 AMBAC Insured ...........................      Aaa/NR              332,571
    500,000   5.25%, 10/01/18  AMBAC Insured ..........................      Aaa/NR              550,300
    465,000   5.00%, 10/01/20 AMBAC Insured ...........................      Aaa/NR              492,165
    100,000   5.125%, 7/01/23 AMBAC Insured ...........................      Aaa/NR              105,956
    285,000   5.30%, 10/01/23  MBIA Insured ...........................      Aaa/AAA             308,638
    450,000   5.40%, 10/01/24  AMBAC Insured ..........................      Aaa/AAA             479,322
    250,000   5.50%, 10/01/29  AMBAC Insured ..........................      Aaa/AAA             269,267
              Weber-Box Elder, Utah Conservation District
                 Water Revenue
    200,000   6.45%, 11/01/14  (pre-refunded) .........................      Baa3/NR             236,248
    200,000   6.50%, 11/01/19  (pre-refunded) .........................      Baa3/NR             236,778
    335,000   6.90%, 11/01/20  (pre-refunded) .........................      Baa3/NR             403,705
              White City, Utah  Water Improvement
    300,000   5.90%, 02/01/22 AMBAC Insured ...........................      Aaa/AAA             314,328
                                                                                           -------------
              Total Water and Sewer                                                           15,335,004
                                                                                           -------------
              Total Revenue Bonds                                                            114,393,592
                                                                                           -------------
              Total Investments  (cost $133,759,490**)                         97.6%         139,012,320
              Other assets less liabilities                                     2.4            3,392,899
                                                                              -----        -------------
              Net Assets                                                      100.0%       $ 142,405,219
                                                                              =====        =============


              Portfolio Distribution by Quality Rating (unaudited)

              Highest rating(1) .......................................        76.8%
              Second highest rating(2) ................................         3.9
              Third highest rating(3) .................................         4.6
              Fourth highest rating(4) ................................         2.3
              Not rated* ..............................................        12.4
                                                                              -----
                                                                              100.0%
                                                                              =====

              (1)   Aaa of Moody's or AAA of S&P.

              (2)   Aa of Moody's or AA of S&P.

              (3)   A of Moody's or S&P.

              (4)   Baa of Moody's or BBB of S&P.

              * Any security not rated (NR) by either credit rating service must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

              **    See note 4.

                               PORTFOLIO ABBREVIATIONS:
              -----------------------------------------------------------
              ACA   - American Capital Assurance Financial Guaranty Corp.
              AMBAC - American Municipal Bond Assurance Corp.
              AMT   - Alternative Minimum Tax
              ETM   - Escrowed to Maturity
              FGIC  - Financial Guaranty Insurance Co.
              FSA   - Financial Security Assurance
              GNMA  - Government National Mortgage Association
              LOC   - Letter of Credit
              MBIA  - Municipal Bond Investors Assurance
              NR    - Not Rated
              XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (UNAUDITED)

ASSETS
     Investments at value (cost $133,759,490) ..............................................   $ 139,012,320
     Cash ..................................................................................         189,146
     Interest receivable ...................................................................       1,940,377
     Receivable for Fund shares sold .......................................................       1,531,087
     Receivable for investment securities sold .............................................         520,000
     Other assets ..........................................................................           3,555
                                                                                               -------------
     Total assets ..........................................................................     143,196,485
                                                                                               -------------
LIABILITIES
   Payable for Fund shares redeemed ........................................................         481,893
   Dividends payable .......................................................................         110,286
   Payable for investment securities purchased .............................................         103,011
   Distribution and service fees payable ...................................................          74,918
   Management fees payable .................................................................           7,125
   Accrued expenses ........................................................................          14,033
                                                                                               -------------
   Total liabilities .......................................................................         791,266
                                                                                               -------------
NET ASSETS .................................................................................   $ 142,405,219
                                                                                               -------------
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......   $     139,728
   Additional paid-in capital ..............................................................     140,355,219
   Net unrealized appreciation on investments (note 4) .....................................       5,252,830
   Accumulated net realized loss on investments ............................................      (3,048,040)
   Distributions in excess of net investment income ........................................        (294,518)
                                                                                               -------------
                                                                                               $ 142,405,219
                                                                                               =============
CLASS A
   Net Assets ..............................................................................   $ 109,238,327
                                                                                               =============
   Capital shares outstanding ..............................................................      10,719,927
                                                                                               =============
   Net asset value and redemption price per share ..........................................   $       10.19
                                                                                               =============
   Offering price per share (100/96 of $10.19 adjusted to nearest cent) ....................   $       10.61
                                                                                               =============
CLASS C
   Net Assets ..............................................................................   $  23,853,111
                                                                                               =============
   Capital shares outstanding ..............................................................       2,341,720
                                                                                               =============
   Net asset value and offering price per share ............................................   $       10.19
                                                                                               =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................   $       10.19*
                                                                                               =============
CLASS Y
   Net Assets ..............................................................................   $   9,313,781
                                                                                               =============
   Capital shares outstanding ..............................................................         911,197
                                                                                               =============
   Net asset value, offering and redemption price per share ................................   $       10.22
                                                                                               =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ............................................                     $ 3,053,925

Expenses:

     Management fee (note 3) ....................................    $   334,039
     Distribution and service fees (note 3) .....................        217,399
     Transfer and shareholder servicing agent fees ..............         34,744
     Fund accounting fees .......................................         32,960
     Trustees' fees and expenses (note 8) .......................         24,738
     Legal fees .................................................         23,042
     Shareholders' reports and proxy statements .................         21,700
     Custodian fees .............................................         18,091
     Auditing and tax fees ......................................         12,477
     Insurance ..................................................          4,285
     Registration fees and dues .................................          3,637
     Chief compliance officer (note 3) ..........................          1,136
     Miscellaneous ..............................................         12,458
                                                                     -----------
     Total expenses .............................................        740,706

     Management fee waived (note 3) .............................       (297,329)
     Expenses paid indirectly (note 6) ..........................        (18,154)
                                                                     -----------
     Net expenses ...............................................                         425,223
                                                                                      -----------
     Net investment income ......................................                       2,628,702

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ......         32,208
     Change in unrealized appreciation on investments ...........      3,652,653
                                                                     -----------

     Net realized and unrealized gain (loss) on investments .....                       3,684,861
                                                                                      -----------
Net increase in net assets resulting from operations ............                     $ 6,313,563
                                                                                      ===========

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                            DECEMBER 31, 2004      YEAR ENDED
                                                                               (UNAUDITED)        JUNE 30, 2004
                                                                            -----------------   -----------------
OPERATIONS:
   Net investment income ...............................................      $   2,628,702       $   4,722,829
   Net realized gain (loss) from securities transactions ...............             32,208            (365,387)
   Change in unrealized appreciation on investments ....................          3,652,653          (3,968,215)
                                                                              -------------       -------------
       Change in net assets from operations ............................          6,313,563             389,227
                                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income ...............................................         (2,199,402)         (4,242,881)

   Class C Shares:
   Net investment income ...............................................           (411,288)           (733,873)

   Class Y Shares:
   Net investment income ...............................................           (204,338)            (83,837)
                                                                              -------------       -------------
       Change in net assets from distributions .........................         (2,815,028)         (5,060,591)
                                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...........................................         22,508,996          57,964,198
   Reinvested dividends and distributions ..............................          1,627,787           2,768,847
   Cost of shares redeemed .............................................         (9,526,769)        (34,397,531)
                                                                              -------------       -------------
       Change in net assets from capital share transactions ............         14,610,014          26,335,514
                                                                              -------------       -------------
       Change in net assets ............................................         18,108,549          21,664,150

NET ASSETS:
   Beginning of period .................................................        124,296,670         102,632,520
                                                                              -------------       -------------

   End of period* ......................................................      $ 142,405,219       $ 124,296,670
                                                                              =============       =============

   * Includes distributions in excess of net investment income of: .....      $    (294,518)      $    (108,192)
                                                                              =============       =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.    ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund. The Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the six months ended December 31, 2004, the Fund incurred management fees of $334,039 of which $297,329 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2004, distribution fees on Class A Shares amounted to $101,426, of which the Distributor retained $1,931.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2004, amounted to $86,980. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2004 amounted to $28,993. The total of these payments with respect to Class C Shares amounted to $115,973, of which the Distributor retained $19,052.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2004, total commissions on sales of Class AShares amounted to $374,081, of which the Distributor received $36,341.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2004, the Fund incurred $22,727 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $20,767,479 and $3,992,310, respectively.

      At December 31, 2004, the aggregate tax cost for all securities was $133,724,332. At December 31, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $5,336,248 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $48,260, for a net unrealized appreciation of $5,287,988.

5.    PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2004, the Fund had 98% of its net assets invested in State of Utah municipal issues.

6.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.    CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2004                    YEAR ENDED
                                               (UNAUDITED)                      JUNE 30, 2004
                                      -----------------------------     -----------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
                                         ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold .....       1,753,327     $ 17,811,092        3,786,483     $ 38,300,080
   Reinvested distributions ......         131,218        1,333,229          227,183        2,293,880
   Cost of shares redeemed .......        (656,661)      (6,659,007)      (2,800,659)     (28,028,537)
                                      ------------     ------------     ------------     ------------
      Net change .................       1,227,884       12,485,314        1,213,007       12,565,423
                                      ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold .....         331,187        3,360,114        1,087,383       11,056,567
   Reinvested distributions ......          24,193          245,776           42,247          426,325
   Cost of shares redeemed .......        (229,690)      (2,326,752)        (507,597)      (5,107,857)
                                      ------------     ------------     ------------     ------------
      Net change .................         125,690        1,279,138          622,033        6,375,035
                                      ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold .....         131,618        1,337,790          864,901        8,607,551
   Reinvested distributions ......           4,797           48,782            4,819           48,642
   Cost of shares redeemed .......         (53,113)        (541,010)        (127,200)      (1,261,137)
                                      ------------     ------------     ------------     ------------
      Net change .................          83,302          845,562          742,520        7,395,056
                                      ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ........................       1,436,876     $ 14,610,014        2,577,560     $ 26,335,514
                                      ============     ============     ============     ============

8.    TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year ended June 30, 2004 there were seven trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustee's fee paid during the year was at the annual rate of $4,950 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the previous fiscal year ended June 30, 2004 such reimbursements averaged approximately $3,613 per Trustee.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $300,394 and debited additional paid-in capital in the amount of $300,394 at June 30, 2004. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2004, the Fund had a capital loss carryover of $2,939,997 of which $211,315 expires on June 30, 2008, $2,459,398 expires on June 30, 2009,
$15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. In addition, the Fund had $140,250 of capital losses realized after October 31, 2003 which were deferred for tax purposes to the first day of the following fiscal year.

      The tax character of distributions:

                                               YEAR ENDED JUNE 30,
                                              2004             2003
                                          -----------      -----------
      Net tax-exempt income               $ 4,758,187      $ 3,419,849
      Ordinary income                         302,404          138,898
                                          -----------      -----------
                                          $ 5,060,591      $ 3,558,747
                                          ===========      ===========

      As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                        $(3,080,248)
      Unrealized appreciation                                1,625,226
                                                           -----------
                                                           $(1,455,022)
                                                           ===========

      At June 30, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS                                 CLASS A
                                                         ENDED                              YEAR ENDED JUNE 30,
                                                       12/31/04       -------------------------------------------------------------
                                                      (UNAUDITED)       2004          2003         2002         2001         2000
                                                      -----------     --------      --------     --------     --------     --------
Net asset value, beginning of period ..............    $   9.91       $  10.31      $   9.85     $   9.65     $   9.35     $   9.88
Income (loss) from investment operations:
   Net investment income ..........................        0.21+          0.43++        0.44+        0.46+        0.48+        0.48+
   Net gain (loss) on securities (both realized
      and unrealized) .............................        0.29          (0.37)         0.48         0.22         0.32        (0.44)
                                                       --------       --------      --------     --------     --------     --------
   Total from investment operations ...............        0.50           0.06          0.92         0.68         0.80         0.04
                                                       --------       --------      --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income ...........       (0.22)         (0.46)        (0.46)       (0.48)       (0.50)       (0.51)
   Distributions from capital gains ...............          --             --            --           --           --        (0.06)
                                                       --------       --------      --------     --------     --------     --------
   Total distributions ............................       (0.22)         (0.46)        (0.46)       (0.48)       (0.50)       (0.57)
                                                       --------       --------      --------     --------     --------     --------
Net asset value, end of period ....................    $  10.19       $   9.91      $  10.31     $   9.85     $   9.65     $   9.35
                                                       ========       ========      ========     ========     ========     ========
Total return (not reflecting sales charge) ........        5.09%*         0.54%         9.55%        7.22%        8.72%        0.57%
Ratios/supplemental data
   Net assets, end of period (in thousands) .......    $109,238       $ 94,103      $ 85,329     $ 55,957     $ 34,321     $ 34,171
   Ratio of expenses to average net assets ........        0.54%**        0.48%         0.43%        0.46%        0.48%        0.42%
   Ratio of net investment income to average
      net assets ..................................        4.03%**        4.19%         4.31%        4.65%        4.95%        5.06%
   Portfolio turnover rate ........................        3.08%*        15.98%         6.43%       27.42%       44.17%       48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ........        0.96%**        0.94%         1.02%        1.00%        1.11%        1.11%
   Ratio of net investment income to average
      net assets ..................................        3.59%**        3.73%         3.72%        4.11%        4.32%        4.37%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........        0.51%**        0.47%         0.42%        0.40%        0.39%        0.39%

----------
Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+ Per share amounts have been calculated using the monthly average shares method.

++    Per share amount calculated using the daily average shares method.

*     Not annualized

**    Annualized

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS C
                                                     ------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                           YEAR ENDED JUNE 30,
                                                      12/31/04       --------------------------------------------------------
                                                     (UNAUDITED)       2004         2003        2002        2001        2000
                                                     -----------     -------      -------     -------     -------     -------
Net asset value, beginning of period .............     $  9.91       $ 10.30      $  9.85     $  9.64     $  9.35     $  9.87
Income (loss) from investment operations:
   Net investment income .........................        0.17+         0.34++       0.34+       0.37+       0.38+       0.38+
   Net gain (loss) on securities (both
      realized and unrealized)  ..................        0.29         (0.36)        0.48        0.23       (0.31)      (0.42)
                                                       -------       -------      -------     -------     -------     -------
Total from investment operations .................        0.46         (0.02)        0.82        0.60        0.69       (0.04)
                                                       -------       -------      -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..........       (0.18)        (0.37)       (0.37)      (0.39)      (0.40)      (0.42)
   Distributions from capital gains ..............          --            --           --          --          --       (0.06)
                                                       -------       -------      -------     -------     -------     -------
   Total distributions ...........................       (0.18)        (0.37)       (0.37)      (0.39)      (0.40)      (0.48)
                                                       -------       -------      -------     -------     -------     -------
Net asset value, end of period ...................     $ 10.19       $  9.91      $ 10.30     $  9.85     $  9.64     $  9.35
                                                       =======       =======      =======     =======     =======     =======
Total return (not reflecting sales charge) .......        4.67%*       (0.16)%       8.48%       7.86%       7.52%      (0.33)%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......     $23,853       $21,961      $16,420     $ 6,694     $ 1,874     $ 1,036
   Ratio of expenses to average net assets .......        1.34%**       1.27%        1.31%       1.84%       1.47%       1.43%
   Ratio of net investment income to
      average net assets .........................        3.24%**       3.38%        3.39%       3.72%       3.93%       4.07%
   Portfolio turnover rate .......................        3.08%*       15.98%        6.43%      27.42%      44.17%      48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......        1.76%**       1.74%        1.81%       1.78%       1.89%       1.91%
   Ratio of net investment income to
      average net assets .........................        2.79%**       2.93%        2.89%       3.28%       3.51%       3.58%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......        1.31%**       1.27%        1.30%       1.28%       1.39%       1.39%

                                                                                      CLASS Y
                                                     ------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                          YEAR ENDED JUNE 30,
                                                      12/31/04       --------------------------------------------------------
                                                     (UNAUDITED)       2004         2003        2002        2001        2000
                                                       -------       -------      -------     -------     -------     -------
Net asset value, beginning of period .............     $  9.94       $ 10.34      $  9.89     $  9.68     $  9.36     $  9.88
Income (loss) from investment operations:
   Net investment income .........................        0.22+         0.44++       0.42+       0.50+       0.49+       0.45+
   Net gain (loss) on securities (both
      realized and unrealized)  ..................        0.29         (0.36)        0.50        0.20        0.34       (0.38)
                                                       -------       -------      -------     -------     -------     -------
Total from investment operations .................        0.51          0.08         0.92        0.70        0.83        0.07
                                                       -------       -------      -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..........       (0.23)        (0.48)       (0.47)      (0.49)      (0.51)      (0.53)
   Distributions from capital gains ..............          --            --           --          --          --       (0.06)
                                                       -------       -------      -------     -------     -------     -------
   Total distributions ...........................       (0.23)        (0.48)       (0.47)      (0.49)      (0.51)      (0.59)
                                                       -------       -------      -------     -------     -------     -------
Net asset value, end of period ...................     $ 10.22       $  9.94      $ 10.34     $  9.89     $  9.68     $  9.36
                                                       =======       =======      =======     =======     =======     =======
Total return (not reflecting sales charge) .......        5.20%*        0.76%        9.55%       7.41%       9.05%       0.86%
Ratios/supplemental data
   Net assets, end of period (in thousands) ......     $ 9.314       $ 8.233      $   883     $    30     $     5     $   0.1
   Ratio of expenses to average net assets .......        0.34%**       0.28%        0.30%       0.36%       0.42%       0.42%
   Ratio of net investment income to
      average net assets .........................        4.24%**       4.41%        4.17%       4.75%       4.83%       4.88%
   Portfolio turnover rate .......................        3.08%*       15.98%        6.43%      27.42%      44.17%      48.99%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......        0.76%**       0.74%        0.78%       0.80%       0.64%       0.86%
   Ratio of net investment income to
      average net assets .........................        3.79%**       3.95%        3.70%       4.31%       4.62%       4.43%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......        0.31%**       0.27%        0.29%       0.30%       0.36%       0.39%

Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+ Per share amounts have been calculated using the monthly average shares method.

++    Per share amount calculated using the daily average shares method.

*     Not annualized

**    Annualized

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                    ACTUAL
                 TOTAL RETURN       BEGINNING        ENDING         EXPENSES
                    WITHOUT          ACCOUNT         ACCOUNT       PAID DURING
                SALES CHARGES(1)      VALUE           VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              5.09%          $1,000.00       $1,050.90         $2.64
--------------------------------------------------------------------------------
Class C              4.67%          $1,000.00       $1,046.70         $6.76
--------------------------------------------------------------------------------
Class Y              5.20%          $1,000.00       $1,052.00         $1.60
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.51%, 1.31% AND 0.31% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                HYPOTHETICAL
                 ANNUALIZED        BEGINNING         ENDING          EXPENSES
                   TOTAL            ACCOUNT          ACCOUNT       PAID DURING
                   RETURN            VALUE            VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%           $1,000.00        $1,022.63          $2.60
--------------------------------------------------------------------------------
Class C            5.00%           $1,000.00        $1,018.60          $6.67
--------------------------------------------------------------------------------
Class Y            5.00%           $1,000.00        $1,023.64          $1.58
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.51%, 1.31% AND 0.31% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the "Fund") was held on September 23, 2004. The holders of shares representing 85% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                          NUMBER OF VOTES
                                  ---------------------------------
     TRUSTEE                          FOR                  WITHHELD
     -------                          ---                  --------
     Lacy B. Herrmann              9,907,325               569,293
     Gary C. Cornia               10,381,837                94,781
     William L. Ensign            10,434,683                41,935
     Diana P. Herrmann             9,908,039               568,579
     Lyle W. Hillyard             10,377,640                98,978
     John C. Lucking              10,434,477                42,141
     Anne J. Mills                10,392,259                84,359

2. To ratify the selection of KPMG LLP as the Fund's independent registered public accounting firm.

      Number of Votes:
      FOR                          AGAINST                  ABSTAIN
      ---                          -------                  -------
      10,345,642                   55,931                   75,045

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking
   Anne J. Mills

OFFICERS

   Diana P. Herrmann, Vice Chair and President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
      and Co-Portfolio Manager
   Thomas S. Albright, Senior Vice President
      and Co-Portfolio Manager
   M. Kayleen Willis, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:  /s/  Lacy B. Herrmann
---------------------------------
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, President and Trustee
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005